Revenue Recognition (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Revenue Recognition [Abstract]
Schedule of Revenue Recognition	Considering the volume of transactions involved, portfolio of transport services, logistics and storage management, geographic location of logistics and customer service, revenue recognition involves a high dependence on the proper functioning of the internal controls determined by the Company.
	For three months ended		Change
	09/30/2025	09/30/2024	$	%
Gross Sales	—	—	—	0%
(-) Sales Return	—	—	—	0%
(-) Conditional discounts	—	—	—	0%
(-) ICMS	—	—	—	0%
(-) PIS	—	—	—	0%
(-) COFINS	—	—	—	0%
Total	—	—	—	0%
	For nine months ended		Change
	09/30/2025	09/30/2024	$	%
Gross Sales	—	58,857	(58,857)	-100%
(-) Sales Return	—	(4,601)	4,601	-100%
(-) Conditional discounts	—	(2,209)	2,209	-100%
(-) ICMS	—	(7,492)	7,492	-100%
(-) PIS	—	(1,408)	1,408	-100%
(-) COFINS	—	(2,684)	2,684	-100%
Total	—	40,463	(40,463)	-100%
Considering the volume of transactions involved, portfolio of transport services, logistics and storage management, geographic location of logistics and customer service, revenue recognition involves a high dependence on the proper functioning of the internal controls determined by the Company.
	For year ended		Change
	12/31/2024	12/31/2023	$	%
Gross Sales	58,857	10,898,942	(10,840,085)	-99%
Subsidy Revenue (ICMS Presumed Credit)	—	914,913	(914,913)	-100%
(-) Sales Return	(4,601)	(368,791)	364,190	-99%
(-) Conditional discounts	(2,209)	—	(2,209)	100%
(-) ICMS	(7,492)	(1,316,562)	1,309,070	-99%
(-) PIS	(1,408)	(12,927)	11,519	-89%
(-) COFINS	(2,684)	(59,543)	56,859	-95%
(-) ICMS ST	—	(1,642)	1,642	-100%
Total	40,463	10,054,390	(10,013,927)	-100%